Statements Of Income (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
General and administrative expenses		$ (13,862)	$ (13,417)	$ (7,465)
Other income (expense), net		(7,389)	(2,379)	6,339
Interest income		8,054	9,173	4,939
Income (loss) before income tax		$ (12,528)	(5,416)	3,881
Income tax expenses				1,378
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders		$ (13,158)	(25,588)	297
Other comprehensive income		0	0	0
Comprehensive income (loss) attributable to Nam Tai shareholders		(13,158)	(25,588)	297
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	[1]	(6,579)	(715)	(2,073)
Other income (expense), net		(8,204)	(135,374)	12,215
Interest income on loan to a subsidiary				5,005
Interest income		3,856	4,732	2,626
Interest expense		(360)	(61)
Income (loss) before income tax		(11,287)	(131,418)	17,773
Income tax expenses		0	0	0
Income (loss) before share of net profits of subsidiaries, net of income tax		(11,287)	(131,418)	17,773
Share of net (losses) profits subsidiaries, net of income tax		(1,871)	105,830	(17,476)
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders		(13,158)	(25,588)	297
Other comprehensive income		0	0	0
Comprehensive income (loss) attributable to Nam Tai shareholders		$ (13,158)	$ (25,588)	$ 297

[1]	Amount of share-based compensation expense included in general and administrative expenses $ 1,536 $ 309 $ 1,685